LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES [Abstract]
Information Pertaining to Lease
Information pertaining to lease amounts recognized in our consolidated financial statements is summarized as follows:

	For the year ended December 31,
	2019 $	2020 $
Operating lease cost:
Operating lease cost	51,403	73,273
Short-term lease cost	4,669	6,451
	56,072	79,724

Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information
Operating cash flows from operating leases	41,237	72,756
Right-of-use obtained in exchange for new operating lease liabilities	99,129	95,020

Weighted-Average Remaining Lease Term
Weighted-average remaining lease term (years)
Operating leases	4.43	3.91

Maturities of Lease Liabilities
Operating leases
As of December 31, 2020:	_$_
Maturities of lease liabilities
2021	77,895
2022	80,851
2023	72,352
2024	34,526
2025	23,712
After 2025	9,835
Total lease payments	299,171
Less: Imputed interest	(46,795)
Present value of lease liabilities	252,376